UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                               as of July 31, 2018 (Unaudited)

DWS World Dividend Fund

(formerly Deutsche World Dividend Fund)

	Shares	Value ($)
Common Stocks 88.8%
Canada 14.9%
Cameco Corp.	709,888	7,672,695
Cenovus Energy, Inc.	316,517	3,175,268
Fairfax Financial Holdings Ltd.	30,709	17,351,051
Wheaton Precious Metals Corp.	267,986	5,614,307
(Cost $29,009,789)		33,813,321
France 2.3%
Bollore SA (Cost $5,423,820)	1,109,947	5,166,054
Hong Kong 4.9%
Jardine Matheson Holdings Ltd. (Cost $8,940,702)	164,726	11,134,271
Italy 2.9%
Telecom Italia SpA (RSP) (Cost $7,081,741)	9,875,666	6,578,993
Japan 9.2%
BML, Inc.	440,200	11,025,160
NTT DoCoMo, Inc.	121,629	3,125,648
Zenkoku Hosho Co., Ltd.	151,100	6,658,090
(Cost $18,886,165)		20,808,898
Korea 2.3%
Kia Motors Corp. (Cost $5,613,349)	180,338	5,103,721
Netherlands 6.9%
EXOR NV	126,705	8,310,100
Heineken Holding NV	76,332	7,376,563
(Cost $16,203,906)		15,686,663
Switzerland 11.8%
Cie Financiere Richemont SA (Registered)	63,425	5,549,339
Nestle SA (Registered)	94,581	7,696,275
Novartis AG (Registered)	92,638	7,760,149
Roche Holding AG (Genusschein)	23,671	5,794,863
(Cost $24,722,020)		26,800,626
United Kingdom 10.8%
BAE Systems PLC	622,749	5,336,845
British American Tobacco PLC	161,038	8,873,550
CNH Industrial NV (a)	416,723	4,883,994
Unilever NV (CVA)	91,153	5,239,788
(Cost $18,547,348)		24,334,177
United States 22.8%
AmerisourceBergen Corp.	105,246	8,612,280
Apache Corp.	104,063	4,786,898
Icahn Enterprises LP (b)	102,408	7,893,609
Jefferies Financial Group, Inc.	326,725	7,923,081
National Oilwell Varco, Inc.	311,217	15,131,370
Oracle Corp.	153,495	7,318,642
(Cost $49,104,890)		51,665,880
Total Common Stocks (Cost $183,533,730)		201,092,604
Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (c) (d) (Cost $7,910,400)	7,910,400	7,910,400
Cash Equivalents 10.9%
DWS Central Cash Management Government Fund, 1.86% (c) (Cost $24,578,111)	24,578,111	24,578,111
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $216,022,241)	103.2	233,581,115
Other Assets and Liabilities, Net	(3.2)	(7,167,782)
Net Assets	100.0	226,413,333

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (c) (d)
17,267,825	—	9,357,425	—	—	408,137	—	7,910,400	7,910,400
Cash Equivalents 10.9%
DWS Central Cash Management Government Fund, 1.86% (c)
36,656,468	45,215,024	57,293,381	—	—	326,487	—	24,578,111	24,578,111
53,924,293	45,215,024	66,650,806	—	—	734,624	—	32,488,511	32,488,511

(a)		Listed on the New York Stock Exchange.
(b)		All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $7,892,992, which is 3.5% of net assets.
(c)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.
CVA: Certificaten Van Aandelen (Certificate of Stock)
RSP: Risparmio (Convertible Savings Shares)
At July 31, 2018 the DWS World Dividend Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	40,242,322	20%
Industrials	34,414,773	17%
Health Care	33,192,452	16%
Energy	30,766,231	15%
Consumer Staples	29,186,176	15%
Consumer Discretionary	10,653,060	5%
Telecommunication Services	9,704,641	5%
Information Technology	7,318,642	4%
Materials	5,614,307	3%
Total	201,092,604	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$33,813,321	$—	$—	$33,813,321
France	—	5,166,054	—	5,166,054
Hong Kong	—	11,134,271	—	11,134,271
Italy	—	6,578,993	—	6,578,993
Japan	—	20,808,898	—	20,808,898
Korea	—	5,103,721	—	5,103,721
Netherlands	—	15,686,663	—	15,686,663
Switzerland	—	26,800,626	—	26,800,626
United Kingdom	4,883,994	19,450,183	—	24,334,177
United States	51,665,880	—	—	51,665,880
Short-Term Investments (e)	32,488,511	—	—	32,488,511
Total	$122,851,706	$110,729,409	$—	$233,581,115

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 1 to Level 2. During the period ended July 31, 2018, the amount of transfers between Level 1 and Level 2 was $80,851,977.
Transfers between price levels are recognized at the beginning of the reporting period.
(e) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS World Dividend Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018